Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2013-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 3-1-2014	PAGE 1

A.	DATES

				Begin	End	# days
1	Determination Date				3/18/2014
2	Payment Date				3/20/2014
3	Collection Period			2/2/2014	3/1/2014	28
4	Monthly Interest Period - Actual/360			2/20/2014	3/19/2014	28
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	271,000,000.00	—	—	—	—
7	Class A-2 Notes	424,000,000.00	291,414,910.99	29,523,916.67	261,890,994.32	0.6176674
8	Class A-3 Notes	415,000,000.00	415,000,000.00	—	415,000,000.00	1.0000000
9	Class A-4 Notes	140,000,000.00	140,000,000.00	—	140,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$846,414,910.99	$29,523,916.67	$816,890,994.32

11	Overcollateralization	38,659,894.24	38,659,894.24		38,659,894.24

12	Adjusted Pool Balance	$1,288,659,894.24	$885,074,805.23	$29,523,916.67	$855,550,888.56

13	YSOC	32,710,850.73	20,765,586.84		19,891,141.82

14	Net Pool Balance	$1,321,370,744.97	$905,840,392.07	$29,523,916.67	$875,442,030.38

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.20000%	—	—	—	—
16	Class A-2 Notes	0.37000%	89,852.93	0.2119173	29,613,769.60	69.8437962
17	Class A-3 Notes	0.56000%	193,666.67	0.4666667	193,666.67	0.4666667
18	Class A-4 Notes	0.78000%	91,000.00	0.6500000	91,000.00	0.6500000

	Total Securities		374,519.60		29,898,436.27

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					19,331,213.73
20	Scheduled Interest Payments Received					1,750,904.90
21	Prepayments of Principal Received					146,237.36
22	Liquidation Proceeds					10,157,676.39
23	Recoveries Received					163,721.76
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					31,549,754.14

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					148.40

28	Total Available Funds, prior to Servicer Advances					31,549,902.54

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					31,549,902.54

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					31,549,902.54

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					754,866.99
35	Class A Noteholder Interest (Item 50)					374,519.60
36	Principal Distribution Amount (Item 75)					29,523,916.67
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					896,599.28

		Due	Shortfall	Paid
	Distribution Detail:
41	Servicing Fees	754,866.99	—	754,866.99

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	89,852.93	—	89,852.93
44	Class A-3 Interest	193,666.67	—	193,666.67
45	Class A-4 Interest	91,000.00	—	91,000.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	374,519.60	—	374,519.60

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			885,074,805.23
52	Beginning Net Pool Balance		905,840,392.07
53	Receipts of Scheduled Principal		(19,331,213.73)
54	Receipts of Prepaid Principal		(146,237.36)
55	Liquidation Proceeds		(10,157,676.39)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(763,234.21)

59	Ending Net Pool Balance		875,442,030.38
60	Yield Supplement Over collateralization Amount		19,891,141.82

61	Adjusted Pool Balance		855,550,888.56
62	Less: Adjusted Pool Balance - End of Collection Period			855,550,888.56

63	Calculated Principal Distribution Amount			29,523,916.67

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			31,549,902.54
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			754,866.99
67	Less: Interest Paid to Noteholders (Item 35)			374,519.60
68	Less: Calculated Principal Distribution (Item 63)			29,523,916.67

69	Equals: Remaining Available Funds before Servicer Advance			896,599.28
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			896,599.28
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			29,523,916.67

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,299.47, and (b) the aggregate note balance)			6,443,299.47
81	Initial Reserve Account Balance			1,288,659.89
82	Beginning Reserve Account Balance			6,443,299.47
83	Plus: Net Investment Income for the Collection Period			148.40

84	Subtotal: Reserve Fund Available for Distribution			6,443,447.87
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,443,447.87
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			148.40

89	Equals: Ending Reserve Account Balance			6,443,299.47

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

			Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance		1,321,370,745	875,442,030
92	Number of Current Contracts		54,217	46,626
93	Weighted Average Loan Rate		2.54%	2.45%
94	Average Remaining Term		57.6	45.4
95	Average Original Term		63.8	64.3
96	Monthly Prepayment Rate			1.03%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		24	763,234.21
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			163,721.76

100	Net Principal Losses for Current Collection Period		24	599,512.45

101	Beginning Net Principal Losses		168	2,829,027.30
102	Net Principal Losses for Current Collection Period		24	599,512.45

103	Cumulative Net Principal Losses		192	3,428,539.75

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,321,370,744.97)			0.26%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
105	Current	99.45%	46,419	870,626,354.84
106	31 - 60 Days Delinquent	0.45%	171	3,973,931.91
107	61 - 90 Days Delinquent	0.10%	36	841,743.63

108	Total	100.00%	46,626	875,442,030.38

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month